Financial Instruments - Summary of other financial assets and other financial liabilities breakdown (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Equity instruments designated as measured at fair value through other comprehensive income
Equity instruments	¥ 167,225	¥ 204,776
Financial assets measured at fair value through profit or loss:
Financial assets at fair value through profit or loss	12,109	4,601
Other financial assets-current	5,584	5,875
Other financial assets-non-current	219,326	250,409
Financial liabilities measured at fair value through profit or loss:
Financial liabilities at fair value through profit or loss	1,058	1,064
Total	1,194,153	1,088,954
Other financial liabilities-current	14,995	16,169
Other financial liabilities-non-current	42,402	47,417
Other financial assets [member]
Financial assets measured at fair value through profit or loss:
Total	224,910	256,284
Other financial assets [member] | Deposits [member]
Financial assets measured at amortized cost:
Financial assets at amortised cost	496	1,897
Other financial assets [member] | Others [member]
Financial assets measured at amortized cost:
Financial assets at amortised cost	45,080	45,010
Financial assets measured at fair value through profit or loss:
Financial assets at fair value through profit or loss	1,578	344
Other financial assets [member] | Equity investments [member]
Equity instruments designated as measured at fair value through other comprehensive income
Equity instruments	167,225	204,776
Financial assets measured at fair value through profit or loss:
Financial assets at fair value through profit or loss	10,531	4,257
Other financial liabilities [member]
Financial liabilities measured at fair value through profit or loss:
Total	57,397	63,586
Other financial liabilities [member] | Others [member]
Financial liabilities measured at amortized cost:
Financial liabilities at amortised cost	10,910	16,825
Financial liabilities measured at fair value through profit or loss:
Financial liabilities at fair value through profit or loss	1,058	1,064
Other financial liabilities [member] | Deposits received [member]
Financial liabilities measured at amortized cost:
Financial liabilities at amortised cost	5,636	5,984
Other financial liabilities [member] | Long-term accounts payable [member]
Financial liabilities measured at amortized cost:
Financial liabilities at amortised cost	¥ 39,793	¥ 39,713